Rule 497(e)

File Nos. 2-75503

811-03364

MAXIM SERIES FUND, INC.

SUPPLEMENT DATED NOVEMBER 8, 2005

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2005

Maxim Janus Large Cap Growth Portfolio

Maxim MFS® International Growth Portfolio

Maxim Bernstein International Equity Portfolio

Maxim Ariel MidCap Value Portfolio

Maxim Ariel Small-Cap Value Portfolio

Maxim Loomis Sayles Small-Cap Value Portfolio

Maxim T. Rowe Price Equity/Income Portfolio

Maxim Trusco Small-Cap Growth Portfolio

Maxim INVESCO ADR Portfolio

Maxim T. Rowe Price MidCap Growth Portfolio

This Supplement provides new and additional information beyond that contained in the Statement of Additional Information, dated May 1, 2005, and should be read in conjunction with the Statement of Additional Information.

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Insert the following paragraph immediately following the third paragraph in the section under the heading “Portfolio Transactions and Brokerage”, beginning on page 49 of the Statement of Additional Information, dated May 1, 2005:

The Fund has entered into an arrangement with BNY Brokerage Inc. (“BNY Brokerage”) under which it will direct certain of its sub-advisers to effect brokerage transactions through BNY Brokerage, provided such transactions can be effected in a manner consistent with the Fund’s policy of seeking to obtain the most favorable net results. When a participating portfolio uses BNY Brokerage to effect a transaction, BNY Brokerage will rebate a percentage of the net commissions paid to it for the transaction back to the portfolio that requested the transaction (the “Commission Recapture Arrangement”). All commissions paid to BNY Brokerage upon which the rebate percentages are calculated will be based upon normal institutional commission rates, or rates which are otherwise negotiated by the Fund or a sub-adviser. The following portfolios participate in the Fund’s Commission Recapture Arrangement with BNY Brokerage: Maxim Janus Large Cap Growth Portfolio; Maxim MFS® International Growth Portfolio; Maxim Bernstein International Equity Portfolio; Maxim Ariel MidCap Value Portfolio; Maxim Ariel Small-Cap Value Portfolio; Maxim Loomis Salyes Small-Cap Value Portfolio; Maxim T. Rowe Price Equity/Income Portfolio; Maxim Trusco Small-Cap Growth Portfolio; Maxim INVESCO ADR Portfolio; Maxim T. Rowe Price MidCap Growth Portfolio.

Please keep this Supplement for future reference.